Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Contract liabilities

11. Contract liabilities

The Company has recognized the following revenue-related contract liabilities:

	December 31, 2025	December 31, 2024
	US$	US$
Contract liabilities	14,592	93,947

The movement of contract liabilities for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
	US$	US$
Balance as of beginning	93,947	9,865
Additions (cash received or amounts billed in advance)	107,000	144,866
Transferred to revenue during the year	(189,400)	(55,703)
Foreign currency translation adjustment	3,045	(5,081)
Ending balance	14,592	93,947

Contract liabilities represent payments received in advance of performance under the contract. During the year ended December 31, 2025, the Company recognized revenue of US$93,947 that was included in the beginning balance of the contract liability as of January 1, 2025.